--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.




                                  Annual Report
                                December 31, 2000

















                                            ADMINISTRATOR:
                                            --------------
                                            [BCS LOGO]
                                            BCS FINANCIAL SERVICES CORPORATION
                                            676 N. St. Clair,  Chicago, IL 60611
                                            (312) 951-9841

--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

                                February 15, 2001



Fellow Investors:

BCS Financial Services Corporation on behalf of the Board of Trustees, presents the 2000 Annual report for Plan Investment Fund, Inc. The year 2000 saw a substantial reduction in the bull market in equities. During 2000, as investors became weary of declining portfolio values, they shifted funds into shorter term securities as a defense against further declines. Thanks to an inverted yield curve, the short term investor earned surprisingly attractive current yields as overnight repurchase agreement (repo) rates provided the highest yield along the Treasury yield curve for most of the year. As you will notice from the comparative performance on the facing page, Plan Investment Fund provided investors with an ideal vehicle to take advantage of this situation.

These factors had a direct impact on Plan Investment Fund balances as participants transferred funds into the Government/REPO Portfolio. During 2000 that portfolio averaged $264 million, a 45% increase over 1999. Some of this increase came at the expense of the Short Term Portfolio. This portfolio, with its focus on generating total returns, lagged the two other portfolios in current yield for most of the year. However, after including appreciation, the Short Term Portfolio generated a very respectable total return.

The Plan Investment Fund portfolios seem to provide the most value to those investors seeking maximum liquidity coupled with competitive current yields. Over the last few years, this investor preference has been seen in the lack of participation in the Short Term Portfolio. The portfolio balance has been declining and only a few investors have utilized the portfolio. The portfolio manager, Neuberger Berman, has consistently met the portfolio objectives and has been very supportive of this portfolio since its inception in 1987. However, due to the declining balance, the current fee structure has become insufficient to cover the administrative costs of the portfolio. Therefore, the Trustees have decided to liquidate this portfolio effective February 28, 2001. We hope that this action does not inconvenience anyone. Indeed, we hope that Short Term Portfolio investors will consider the other two PIF portfolios to meet their investment needs.

We will continue to look for ways to improve the value that Plan Investment Fund provides to its investors through improved service, new products and ongoing communication.


                                         Sincerely,


                                         Edward J. Baran
                                         President and Chief Executive Officer

--------------------------------------------------------------------------------
                COMPARATIVE PERFORMANCE: ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended                       Three    One     Five     Ten      From
December 31, 2000                   Months   Year    Years   Years   Inception*
-----------------                   ------   -----   -----   -----   ----------

GOVERNMENT/REPO PORTFOLIO            6.76%   6.37%   5.58%     -       5.62%
iMoneynet. Money Market Avg.         6.41%   6.04%   5.30%     -       5.33%
Repurchase Agreements                6.69%   6.32%   5.56%     -       5.60%

MONEY MARKET PORTFOLIO               6.66%   6.32%   5.53%   5.07%     5.89%
iMoneynet. Money Market Avg.         6.41%   6.04%   5.30%   4.86%     5.68%
Repurchase Agreements                6.69%   6.32%   5.56%   5.05%     5.84%

SHORT-TERM  PORTFOLIO                7.41%   7.12%   5.64%   5.50%     6.05%
6 Month Treasury Bill                6.47%   6.05%   5.40%   5.07%     5.76%
1 - 3 Year Treasury Note Index      11.31%   7.99%   5.92%   6.43%     6.90%

* Inception dates:
------------------
6/01/95 - Government/REPO Portfolio; 3/11/87 - Money Market and Short-Term Portfolios

--------------------------------------------------------------------------------
                            PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                                       Closing
                                    Average    Closing     Average     Average
Portfolio/Month                      Yield      Price      Maturity    Quality
---------------                    --------    -------     --------    -------

GOVERNMENT/REPO PORTFOLIO
   October                           6.48%      $1.00       1 Day        A1+
   November                          6.52%      $1.00       1 Day        A1+
   December                          6.42%      $1.00       4 Days       A1+

MONEY MARKET PORTFOLIO
   October                           6.38%      $1.00      41 Days       A1+
   November                          6.37%      $1.00      39 Days       A1+
   December                          6.37%      $1.00      53 Days       A1+

SHORT-TERM PORTFOLIO
   October                           6.40%      $9.97     3.8 Months     AAA
   November                          6.39%      $9.98     4.6 Months     AAA
   December                          6.32%     $10.00     8.5 Months     AAA

--------------------------------------------------------------------------------
REPORT FROM THE MONEY MARKET AND GOVERNMENT/REPO PORTFOLIO ADVISOR
--------------------------------------------------------------------------------

The impact of the Federal Reserve's ("Fed") six tightenings of monetary policy since June 1999 became evident in the third quarter of 2000 as the nation's gross domestic product (GDP) decelerated to a 2.2% pace, less than half the 5.2% rate of growth for the first half of the year. Consumer spending, which accounts for two-thirds of GDP, led the slowdown as the year came to a close. A tripling of oil prices and falling stock market valuations served to weaken consumer and business confidence during the year. Corporate profits also weakened as the year progressed and earnings short-falls and warnings announcements became common in the second half.

The Federal Reserve maintained a restrictive monetary bias during the entire year, although no further rate increases were made after the May Federal Open Market Committee (FOMC) meeting. The most significant change in the money markets was the dramatic inversion of the yield curve, as sentiment swung towards expectations of monetary easing. From a high of about 7.25% for one-year securities, yields fell to below 6% at year-end. Speculation was rampant about a reduction in the federal funds rate and early in January 2001, the Fed took the unusual step of cutting rates by fifty basis points at other than a regularly scheduled FOMC meeting. The Fed's rationale for the sudden change was that the greatest threat to the economy was no longer from inflation, but from the deepening weakness in business activity. With the reduction, the federal funds rate stood at 6%, with widespread expectations of further cuts in the first half of 2001.

In response to rising rates early in the year, the Money Market Portfolio's average weighted maturity was defensively targeted at the lower end of a 20-30 day range to fully participate in a steeping yield curve. By mid-year, however, as a slowdown in economic growth was perceived, the Portfolio's average weighted maturity was extended to a target range of 40-50 days to capture the higher yields further out the yield curve. As the year progressed, credit quality became a growing concern in the marketplace, and the Portfolio focused extra attention on the creditworthiness of its investments. For the year, the Money Market Portfolio's total return was 6.32% versus 6.17% for the iMoneyNet, Inc. First Tier Institutional category. Net assets at year-end were $315 million.

The Government/REPO Portfolio adhered to its policy of investing substantially all its assets in overnight investments. The Portfolio's repurchase agreements were collateralized by U.S. government obligations and the repo counterparties were analyzed for their credit quality. For 2000, the Government/REPO Portfolio produced a total return of 6.37% while finishing the year with net assets of $224 million.

Thomas H. Nevin
Managing Director
BlackRock Institutional Management Corporation

--------------------------------------------------------------------------------
REPORT FROM THE SHORT-TERM PORTFOLIO ADVISOR
--------------------------------------------------------------------------------

Historically, you have heard us indicate at our presentations we add value by diversifying into sectors that are high quality but offer a premium to no risk U.S. Treasuries; we select securities based on our analysis of the issuer; and we adjust duration gradually to follow interest rate trends. You will see reflected in the characteristics of the portfolio that we extended duration to nearly 10 months in the fourth quarter, following market signals that the next Federal Open Market Committee (FOMC) activity would be an easing, not a tightening. Another major component of performance was the diversification into three major sectors: AAA rated Asset Backed securities (15%) when they were much less popular than Treasuries and offered at wide spreads, Agency securities (30%) which had come under heavy fire from the U.S. Congressional sub-committee, and corporate notes (16%). Relying on our internal credit evaluations as well as our analysis of value added by major public entities, we carefully selected from among high quality issuers resulting in an average rating of AAA. We particularly liked using corporate securities in the two-year area when appropriate.

We believe the yield curve will steepen as the FOMC continues to reduce short-term rates. The benefit for 2001 will be seen most significantly in the maturities of two-years and shorter versus the year 2000 striking outperformance of longer maturities. Furthermore, the higher quality sectors and issuers will see spread tightening and outperformance versus Treasuries, unlike this year. Treasury buy-backs could be decreased if tax revenue decreases. Even lower quality issues could see opportunistic gains later in the year. Finally, the U.S. gross domestic product (GDP) will likely slow during the first half of 2001, but may pickup again if the Federal Reserve continues its aggressive rate reductions. The fear of inflation has receded from the headlines, but the reversion to a positively sloped yield curve could indicate investor demand for a yield concession before buying additional longer securities.

Josephine Mahaney
Senior Portfolio Manager
Neuberger Berman

                              [PERFORMANCE GRAPH]


                            Past Performance is Not
                        Predictive of Future Performance

                            Annualized Total Return
                            -----------------------

                         1 Year    5 Years    10 Years      Inception
                         ------    -------    --------      ---------

Short-Term Portfolio      7.12%     5.64%       5.50%         6.05%

                            GOVERNMENT/REPO PORTFOLIO


                             STATEMENT OF NET ASSETS

                                December 31, 2000

                                                     PERCENTAGE
                                                         OF           PAR
                                                     NET ASSETS       (000)                 VALUE
                                                     -----------    ----------          --------------
------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                           80.5%
------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation
   Discount Notes
   5.6999% (01/02/01)                                                $ 180,000          $ 179,971,500
   (Cost $179,971,500)                                                                  --------------


------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   20.3%
------------------------------------------------------------------------------------------------------

Morgan Stanley Dean Witter & Co.
   5.93% (1/02/01)
   To be repurchased at $45,429,914
   (Collateralized by $42,613,000
   U.S. Treasury Inflation Indexed Securities
   3.625% to 4.25%; due 07/15/02 to 01/15/10;
   Market Value $46,321,645)
   (Cost $45,400,000)                                                   45,400             45,400,000
                                                                                        --------------


TOTAL INVESTMENTS IN SECURITIES                        100.8%                             225,371,500
   (Cost $225,371,500*)

LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.8%)                             (1,861,494)
                                                    ------------                        --------------

NET ASSETS (Applicable to 223,510,006
PCs outstanding)                                       100.0%                           $ 223,510,006
                                                    ============                        ==============

NET ASSET VALUE, offering and
redemption price per PC
($223,510,006/223,510,006 PCs)                                                          $        1.00
                                                                                        ==============

* Aggregate cost for Federal tax purposes.


                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                             STATEMENT OF NET ASSETS


                                December 31, 2000


                                                     PERCENTAGE
                                                         OF           PAR
                                                     NET ASSETS       (000)                 VALUE
                                                     -----------    ----------         ---------------
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                        37.5%
------------------------------------------------------------------------------------------------------

AGRICULTURAL SERVICES                                    2.5%
   Archer Daniels Midland Co.
      6.4199% (4/12/01)                                              $   8,000          $    7,855,907
                                                                                        --------------

ASSET BACKED SECURITIES                                 10.0%
   Ciesco L.P.
      6.37% (2/16/01)                                                   10,000               9,918,606
   CXC, Inc.
      6.39% (2/21/01)                                                   10,000               9,909,475
   Sheffield Receivables Corp.
      6.5599% (1/31/01)                                                 11,800              11,735,493
                                                                                        --------------
                                                                                            31,563,574
                                                                                        --------------

LIFE INSURANCE                                           3.1%
   American General Corp.
      6.30% (5/02/01)                                                   10,000               9,788,250
                                                                                        --------------

MISCELLANEOUS BUSINESS CREDIT                            3.1%
INSTITUTIONS
   National Rural Utilities Cooperative
   Financial Corp.
      6.45% (3/26/01)                                                    5,000               4,924,750
      6.21% (7/06/01)                                                    5,000               4,839,575
                                                                                        --------------
                                                                                             9,764,325
                                                                                        --------------

MOTOR VEHICLES & CAR BODIES                              3.2%
   DaimlerChrysler North America Holding
   Corp.
      6.4999% (2/27/01)                                                 10,000               9,897,083
                                                                                        --------------

                             MONEY MARKET PORTFOLIO

                                              PERCENTAGE
                                                  OF               PAR
                                              NET ASSETS           (000)           VALUE
                                              -----------        ----------    ---------------
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
----------------------------------------------------------------------------------------------

PERSONAL CREDIT INSTITUTIONS                     3.1%
   Associates Corp. of North America
      6.4599% (3/01/01)                                            10,000           9,894,128
                                                                               ---------------

PLASTIC SYNTHETICS RESIN/RUBBER                  3.1%
   DuPont (E.I.) de Nemours & Co.
      6.19% (5/25/01)                                              10,000           9,752,400
                                                                               ---------------

SERVICES - EDUCATIONAL                           3.1%
   Harvard University
      6.4099% (3/08/01)                                            10,000           9,882,483
                                                                               ---------------

SHORT-TERM BUSINESS CREDIT                       6.3%
   CIT Group Holdings, Inc.
      6.5099% (2/13/01)                                            10,000           9,922,242
   General Electric Capital Corp.
      6.5199% (3/02/01)                                            10,000           9,891,333
                                                                               ---------------
                                                                                   19,813,575
                                                                               ---------------

      TOTAL COMMERCIAL PAPER                                                      118,211,725
      (Cost $118,211,725)                                                      ---------------

                             MONEY MARKET PORTFOLIO

                                           PERCENTAGE
                                               OF                    PAR
                                           NET ASSETS                (000)              VALUE
                                           -----------            -----------       ---------------
---------------------------------------------------------------------------------------------------
FIXED RATE OBLIGATIONS                         3.2%
---------------------------------------------------------------------------------------------------

BANKS
   Bank of America
      6.61% (8/06/01)                                               $  10,000       $   10,000,000
      (Cost $10,000,000)                                                            ---------------

---------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                     27.3%
---------------------------------------------------------------------------------------------------

BANKS                                         22.5%
   Bank One Corp.
      6.7675% (3/19/01)                                                10,000           10,016,517
   BankBoston Corp.
      6.8756% (2/26/01)                                                10,000           10,009,111
   Bankers Trust Corp.
      6.6275% (3/16/01)                                                 9,000            9,001,547
   Cargill, Inc.
      6.9037% (2/08/01)                                                10,000           10,013,927
   First Union Corp.
      6.68% (1/02/01)                                                  17,000           17,000,000

      6.735% (6/04/01)                                                 15,000           15,005,506
                                                                                    ---------------
                                                                                        71,046,608
                                                                                    ---------------

SECURITY BROKERS & DEALERS                     4.8%
   Merrill Lynch & Co., Inc.
      6.7618% (1/12/01)                                                15,000           14,999,162
                                                                                    ---------------

      TOTAL VARIABLE RATE OBLIGATIONS                                                   86,045,770
      (Cost $86,045,770)                                                            ---------------

                             MONEY MARKET PORTFOLIO

                                                     PERCENTAGE
                                                         OF                  PAR
                                                     NET ASSETS              (000)                 VALUE
                                                     -----------          -----------          --------------
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   32.4%
-------------------------------------------------------------------------------------------------------------

Goldman, Sachs & Co.
  5.10% (1/02/01)
  To be repurchased at $7,003,967
  (Collateralized by $6,803,000
  U.S. Treasury Notes, 6.00%; due 8/15/04;
  Market Value is $7,140,136)                                              $   7,000           $    7,000,000

Greenwich Capital Markets, Inc.
  6.40% (1/02/01)
  To be repurchased at $10,007,111
  (Collateralized by $13,692,295 Federal
  National Mortgage Association STRIPS,
  due 9/01/23 to 4/01/29;
  Market Value is $10,300,808)                                                10,000               10,000,000

Morgan Stanley Dean Witter & Co.
  5.93% (1/02/01)
  To be repurchased at $75,349,614
  (Collateralized by $76,500,000
  U.S. Treasury Notes, 5.00%; due 2/28/01;
  Market Value is $77,560,029)                                                75,300               75,300,000

UBS Warburg LLC
  6.45% (1/02/01)
  To be repurchased at $10,007,167
  (Collateralized by $33,235,000
  Resolution Funding Corporation
  Principle STRIPS, due 7/15/20;
  Market Value is $10,301,188)                                                10,000               10,000,000
                                                                                               --------------

  TOTAL REPURCHASE AGREEMENTS                                                                     102,300,000
  (Cost $102,300,000)                                                                          --------------

                             MONEY MARKET PORTFOLIO

                       STATEMENT OF NET ASSETS (CONCLUDED)



                                               PERCENTAGE
                                                   OF
                                               NET ASSETS             VALUE
                                              ------------        -------------

TOTAL INVESTMENTS IN SECURITIES                    100.4%         $ 316,557,495
        (Cost $316,557,495*)

LIABILITIES IN EXCESS OF OTHER ASSETS               (0.4%)           (1,133,634)
                                              ------------        -------------

NET ASSETS (Applicable to 315,436,590
PCs outstanding)                                   100.0%         $ 315,423,861
                                              ============        =============

NET ASSET VALUE, offering and
redemption price per PC
($315,423,861/315,436,590 PCs)                                    $        1.00
                                                                  =============


* Aggregate cost for Federal tax purposes.

                 See accompanying notes to financial statements.

                              SHORT-TERM PORTFOLIO


                             STATEMENT OF NET ASSETS

                                                               PERCENTAGE
                                                                   OF                   PAR
                                                               NET ASSETS               (000)                 VALUE
                                                               ----------             ---------           -------------
-----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                         2.8%
-----------------------------------------------------------------------------------------------------------------------

   U.S. Treasury Notes
      6.375% (4/30/02)                                                                $    450            $    455,662
      (Cost $447,412)                                                                                     -------------

-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                    30.0%
-----------------------------------------------------------------------------------------------------------------------

   Federal Home Loan Bank Bonds
      7.25% (5/15/02)                                                                      500                 510,440
                                                                                                          -------------

   Federal Home Loan Mortgage
      Corporation Discount Notes
      6.45% (1/04/01)                                                                      235                 234,874
                                                                                                          -------------

   Federal National Mortgage
      Association Bonds
      7.00% (4/01/03)                                                                      560                 565,029
                                                                                                          -------------

   Federal National Mortgage
      Association Discount Notes
      5.82% (6/07/01)                                                                    1,700               1,655,752
      5.92% (6/07/01)                                                                    2,020               1,966,519
                                                                                                          -------------
                                                                                                             3,622,271
                                                                                                          -------------

      TOTAL GOVERNMENT AGENCY OBLIGATIONS                                                                    4,932,614
      (Cost $4,922,014)                                                                                   -------------

-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES                                          15.1%
-----------------------------------------------------------------------------------------------------------------------

   Chase Manhattan Auto Owner Trust Series 2000A
      6.21% (12/15/01)                                                                     800                 807,735

   Honda Auto Lease Trust Series 1999A
      6.45% (10/01/01)                                                                     500                 501,132

   Nissan Auto Receivables Owner Trust Series 2000B
      7.25% (7/01/02)                                                                      440                 449,350

   Union Acceptance Corp.
      7.44% (4/01/02)                                                                      700                 721,248
                                                                                                          -------------

      TOTAL ASSET BACKED SECURITIES                                                                          2,479,465
      (Cost $2,437,916)                                                                                   -------------

                              SHORT-TERM PORTFOLIO

                                                 PERCENTAGE
                                                     OF                  PAR
                                                 NET ASSETS              (000)                 VALUE
                                                 ----------            ---------           -------------
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                    36.7%
--------------------------------------------------------------------------------------------------------

AUTOMOBILES                                          9.7%
   BMW US Capital Corp.
      6.45% (1/02/01)                                                  $    800            $    799,857
   USAA Capital Corp.
      6.49% (1/24/01)                                                       800                 796,683
                                                                                           -------------
                                                                                              1,596,540
                                                                                           -------------

ELECTRONICS                                          9.6%
   Ciesco L.P.
      6.58% (1/08/01)                                                       800                 798,976
   Motorola Credit Corp.
      6.26% (4/12/01)                                                       800                 785,393
                                                                                           -------------
                                                                                              1,584,369
                                                                                           -------------

FINANCIAL                                           13.2%
   American Express Credit Corp.
      6.54% (1/11/01)                                                       800                 798,547
   Ford Motor Credit Co.
      6.43% (1/22/01)                                                       145                 144,456
   Goldman Sachs Group, Inc.
      6.13% (5/11/01)                                                       700                 684,028
   Preferred Receivables Funding
      6.58% (1/22/01)                                                       535                 532,880
                                                                                           -------------
                                                                                              2,159,911
                                                                                           -------------

PUBLISHING                                           4.2%
   McGraw-Hill Cos., Inc.
      6.12% (5/16/01)                                                       700                 683,459
                                                                                           -------------

      TOTAL COMMERCIAL PAPER                                                                  6,024,279
      (Cost $6,025,855)                                                                    -------------

--------------------------------------------------------------------------------------------------------
FIXED RATE OBLIGATIONS                               9.6%
--------------------------------------------------------------------------------------------------------

CREDIT                                               4.0%
   Associates Corp. North America
      6.375% (7/15/02)                                                      650                 652,901

FINANCIAL SERVICES                                   5.6%
   General Electric Capital Corp.
      6.75% (9/11/03)                                                       900                 917,572
                                                                                           -------------

      TOTAL FIXED RATE OBLIGATIONS                                                            1,570,473
      (Cost $1,558,768)                                                                    -------------

                              SHORT-TERM PORTFOLIO


                       STATEMENT OF NET ASSETS (CONCLUDED)


                                                               PERCENTAGE
                                                                   OF                   PAR
                                                               NET ASSETS               (000)                VALUE
                                                               ----------              -------            ------------
----------------------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                                         6.1%
----------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES
   Fleet Financial Group
      6.87% (3/27/01)                                                                  $ 1,000            $    999,178
      (Cost $1,000,000)                                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES                                 100.3%                                      16,461,671
      (Cost $16,391,965*)

LIABILITIES IN EXCESS OF OTHER ASSETS                            (0.3%)                                        (43,212)
                                                               --------                                   ------------

NET ASSETS (Applicable to 1,642,226
PCs outstanding)                                                100.0%                                    $ 16,418,459
                                                               ========                                   ============

NET ASSET VALUE, offering and
redemption price per PC
($16,418,459/1,642,226 PCs)                                                                               $      10.00
                                                                                                          ============

*  Aggregate cost for Federal tax
   purposes. The aggregate gross
   unrealized appreciation or
   depreciation for all securities is
   as follows: excess of value over
   tax cost $69,706; excess of tax
   cost over value $0.


                See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES


                                DECEMBER 31, 2000


                                         GOVERNMENT/REPO   MONEY MARKET      SHORT-TERM
                                            PORTFOLIO        PORTFOLIO        PORTFOLIO
                                         ---------------   ------------     ------------
ASSETS
   Investments in securities at value     $225,371,500     $316,557,495     $ 16,461,671
   Accrued interest receivable                  22,434          776,239           60,470
   Cash                                         70,526           23,165              663
   Other assets                                  1,489            5,688              395
                                          ------------     ------------     ------------
            Total Assets                   225,465,949      317,362,587       16,523,199

LIABILITIES
   Dividends payable                         1,925,708        1,839,701           91,225
   Accrued expenses payable                     30,235           99,025           13,515
                                          ------------     ------------     ------------
            Total Liabilities                1,955,943        1,938,726          104,740
                                          ------------     ------------     ------------

NET ASSETS                                $223,510,006     $315,423,861     $ 16,418,459
                                          ============     ============     ============

NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                 $       1.00     $       1.00     $      10.00
                                          ============     ============     ============

(Participation Certificates outstanding,
Government/REPO Portfolio 223,510,006,
Money Market Portfolio 315,436,590,
Short-Term Portfolio 1,642,226)

                See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS


                          YEAR ENDED DECEMBER 31, 2000


                                        GOVERNMENT/REPO     MONEY MARKET       SHORT-TERM
                                           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                        ---------------     ------------      ------------
INTEREST INCOME                           $ 16,905,705      $ 22,160,535      $  1,591,837
                                          ------------      ------------      ------------

EXPENSES
   Investment advisory fee                     504,007           646,074            75,929
   Administration fee                          132,199           174,517            12,655
   Custodian                                    36,504            41,289            12,331
   Legal                                        12,454            17,720             1,708
   Audit                                        11,720            23,107             2,780
   Professional services                         8,860             6,586               -
   Insurance                                     6,568            23,630             2,094
   Transfer agent                                6,461            12,939               918
   Trustee expenses                              3,342             7,199               545
   Printing                                      4,527             5,791               741
   Service agent                                   -                 -             100,001
   Miscellaneous                                   332               118             1,684
   Fees waived                                (462,576)           (3,018)         (135,457)
                                          ------------      ------------      ------------
              Net Expenses                     264,398           955,952            75,929
                                          ------------      ------------      ------------

NET INVESTMENT INCOME                       16,641,307        21,204,583         1,515,908

NET REALIZED LOSS ON SECURITIES SOLD               -              (8,819)         (135,636)
NET CHANGE IN UNREALIZED APPRECIATION
  OF SECURITIES                                    -                 -             308,928
                                          ------------      ------------      ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $ 16,641,307      $ 21,195,764      $  1,689,200
                                          ============      ============      ============

                See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO


                       STATEMENTS OF CHANGES IN NET ASSETS



                                                     YEAR ENDED           YEAR ENDED
                                                  DECEMBER 31, 2000    DECEMBER 31, 1999
                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                           $    16,641,307      $     9,056,869
   Net realized gain (loss) on securities sold                 -                    -
                                                   ---------------      ---------------
      Net increase in net assets
         resulting from operations                      16,641,307            9,056,869
                                                   ---------------      ---------------


DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.062
      and $.049 per PC                                 (16,641,307)          (9,056,869)
                                                   ---------------      ---------------


CAPITAL TRANSACTIONS:

   Proceeds from sale of 4,072,948,004
      and 2,921,614,052 PCs                          4,072,948,004        2,921,614,052

   Value of 6,867,927 and 2,740,565 PCs
      issued in reinvestment of dividends                6,867,927            2,740,565

   Cost of 3,959,178,726 and 2,946,168,096
      PCs repurchased                               (3,959,178,726)      (2,946,168,096)
                                                   ---------------      ---------------

   Increase (decrease) in net assets derived
      from capital transactions                        120,637,205          (21,813,479)
                                                   ---------------      ---------------

   Total increase (decrease) in net assets             120,637,205          (21,813,479)


NET ASSETS:

   Beginning of period                                 102,872,801          124,686,280
                                                   ---------------      ---------------

   End of period                                   $   223,510,006      $   102,872,801
                                                   ===============      ===============

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                       STATEMENTS OF CHANGES IN NET ASSETS


                                                     YEAR ENDED           YEAR ENDED
                                                  DECEMBER 31, 2000    DECEMBER 31, 1999
                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                           $    21,204,583      $    20,298,065
   Net realized gain (loss) on securities sold              (8,819)              (3,910)
                                                   ---------------      ---------------
      Net increase in net assets
         resulting from operations                      21,195,764           20,294,155
                                                   ---------------      ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.062
      and $.049 per PC                                 (21,204,583)         (20,298,065)

   Net capital gains                                           -                    -
                                                   ---------------      ---------------

   Total distributions                                 (21,204,583)         (20,298,065)
                                                   ---------------      ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 3,790,423,025
      and 3,577,865,628 PCs                          3,790,423,025        3,577,865,628

   Value of  12,752,111 and 15,097,502  PCs
      issued in reinvestment of dividends               12,752,111           15,097,502

   Cost of  3,913,762,095 and 3,655,063,876
      PCs repurchased                               (3,913,762,095)      (3,655,063,876)
                                                   ---------------      ---------------

   Increase (decrease) in net assets derived
      from capital transactions                       (110,586,959)         (62,100,746)
                                                   ---------------      ---------------

   Total increase (decrease) in net assets            (110,595,778)         (62,104,656)

NET ASSETS:

   Beginning of period                                 426,019,639          488,124,295
                                                   ---------------      ---------------

   End of period                                   $   315,423,861      $   426,019,639
                                                   ===============      ===============

                 See accompanying notes to financial statements.

                              SHORT-TERM PORTFOLIO


                       STATEMENT OF CHANGES IN NET ASSETS


                                                    YEAR ENDED          YEAR ENDED
                                                 DECEMBER 31, 2000   DECEMBER 31, 1999
                                                 -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                           $  1,515,908        $  3,126,064
   Net realized gain (loss) on securities sold         (135,636)            (32,174)
   Unrealized appreciation (depreciation)
      of securities                                     308,928            (404,457)
                                                   ------------        ------------
         Net increase in net assets
            resulting from operations                 1,689,200           2,689,433
                                                   ------------        ------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.606
      and $.502 per PC                               (1,515,908)         (3,126,064)
                                                   ------------        ------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 807,270
      and 6,644,257 PCs                               8,000,050          66,300,020

   Value of 114,597 and 180,621 PCs
      issued in reinvestment of dividends             1,138,667           1,799,213

   Cost of 2,600,792 and 8,372,866
      PCs repurchased                               (25,834,735)        (83,388,894)
                                                   ------------        ------------

   Increase (decrease) in net assets derived
      from capital transactions                     (16,696,018)        (15,289,661)
                                                   ------------        ------------

   Total increase (decrease) in net assets          (16,522,726)        (15,726,292)

NET ASSETS:

   Beginning of period                               32,941,185          48,667,477
                                                   ------------        ------------

   End of period                                   $ 16,418,459        $ 32,941,185
                                                   ============        ============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                                    YEAR             YEAR             YEAR            YEAR             YEAR
                                                   ENDED            ENDED            ENDED            ENDED           ENDED
                                                  12/31/00         12/31/99         12/31/98        12/31/97         12/31/96
                                               -------------    -------------    -------------    ------------    -------------

Net Asset Value, Beginning of Period               $   1.00         $   1.00         $   1.00        $   1.00         $   1.00
                                               -------------    -------------    -------------    ------------    -------------

Income From Investment Operations:

Net Investment Income                                 0.062            0.049            0.054           0.054            0.053
Net Realized Gain (Loss) on Investments                   0                0                0               0                0
                                               -------------    -------------    -------------    ------------    -------------

Total From Investment Operations                      0.062            0.049            0.054           0.054            0.053
                                               -------------    -------------    -------------    ------------    -------------

Less Distributions:

Dividends to PC holders from
   Net Investment Income                             (0.062)          (0.049)          (0.054)         (0.054)          (0.053)
Distributions to PC holders from
   Net Capital Gains                                      0                0                0               0                0
                                               -------------    -------------    -------------    ------------    -------------
Total Distributions                                  (0.062)          (0.049)          (0.054)         (0.054)          (0.053)
                                               -------------    -------------    -------------    ------------    -------------

Net Asset Value, End of Period                     $   1.00         $   1.00         $   1.00        $   1.00         $   1.00
                                               =============    =============    =============    ============    =============

Total Return                                           6.37%            5.05%            5.48%           5.57%            5.42%

Ratios/Supplemental Data:

Net Assets, End of Period (000)                    $223,510         $102,873         $124,686        $199,238         $156,382
Ratio of Expenses to Average
   Net Assets(1)                                       0.10%            0.10%            0.10%           0.10%            0.10%
Ratio of Net Investment Income
   to Average Net Assets                               6.19%            4.98%            5.36%           5.44%            5.29%

-------------------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .28%, .30%, .28%, .29%, and .29% for the fiscal periods ended December 31, 2000, 1999, 1998, 1997, and 1996, respectively.

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                                   YEAR            YEAR            YEAR             YEAR            YEAR
                                                   ENDED           ENDED           ENDED            ENDED           ENDED
                                                  12/31/00        12/31/99        12/31/98         12/31/97        12/31/96
                                               -------------   -------------   -------------    -------------   -------------

Net Asset Value, Beginning of Period               $   1.00        $   1.00        $   1.00         $   1.00        $   1.00
                                               -------------   -------------   -------------    -------------   -------------

Income From Investment Operations:

Net Investment Income                                 0.062           0.049           0.053            0.054           0.052
Net Realized Gain (Loss) on Investments                   0               0               0                0               0
                                               -------------   -------------   -------------    -------------   -------------

Total From Investment Operations                      0.062           0.049           0.053            0.054           0.052
                                               -------------   -------------   -------------    -------------   -------------

Less Distributions:

Dividends to PC holders from
   Net Investment Income                             (0.062)         (0.049)         (0.053)          (0.054)         (0.052)
Distributions to PC holders from
   Net Capital Gains                                      0               0               0                0               0
                                               -------------   -------------   -------------    -------------   -------------

Total Distributions                                  (0.062)         (0.049)         (0.053)          (0.054)         (0.052)
                                               -------------   -------------   -------------    -------------   -------------

Net Asset Value, End of Period                     $   1.00        $   1.00        $   1.00         $   1.00        $   1.00
                                               =============   =============   =============    =============   =============

Total Return                                           6.32%           5.02%           5.42%            5.51%           5.38%

Ratios/Supplemental Data:

Net Assets, End of Period (000)                    $315,424        $426,020        $488,124         $414,625        $524,872
Ratio of Expenses to Average
   Net Assets(1)                                       0.27%           0.27%           0.26%            0.25%           0.23%
Ratio of Net Investment Income
   to Average Net Assets                               6.15%           4.90%           5.28%            5.38%           5.24%

-------------------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .24% for the fiscal period ended December 31, 1996.


                See accompanying notes to financial statements.

                              SHORT-TERM PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                                   YEAR            YEAR             YEAR           YEAR           YEAR
                                                   ENDED           ENDED            ENDED          ENDED          ENDED
                                                  12/31/00       12/31/99         12/31/98        12/31/97       12/31/96
                                               -------------  --------------   --------------   -----------    -----------

Net Asset Value, Beginning of Period               $   9.92        $  10.00         $   9.97      $   9.95        $ 10.00
                                               -------------  --------------   --------------   -----------    -----------

Income From Investment Operations:

Net Investment Income                                 0.606           0.502            0.540         0.547          0.542
Net Realized and Unrealized
   Gain (Loss) on Investments                         0.080          (0.080)           0.030         0.020         (0.050)
                                               -------------  --------------   --------------   -----------    -----------
Total From Investment Operations                      0.686           0.422            0.570         0.567          0.492
                                               -------------  --------------   --------------   -----------    -----------

Less Distributions:

Dividends to PC holders from
   Net Investment Income                             (0.606)         (0.502)          (0.540)       (0.547)        (0.542)
Distributions to PC holders from
   Net Capital Gains                                      0               0                0             0              0
                                               -------------  --------------   --------------   -----------    -----------
Total Distributions                                  (0.606)         (0.502)          (0.540)       (0.547)        (0.542)
                                               -------------  --------------   --------------   -----------    -----------
Net Asset Value, End of Period                     $  10.00        $   9.92         $  10.00      $   9.97        $  9.95
                                               =============  ==============   ==============   ===========    ===========

Total Return                                           7.12%           4.33%            5.86%         5.85%          5.08%

Ratios/Supplemental Data:

Net Assets, End of Period (000)                    $ 16,418        $ 32,941         $ 48,667      $ 46,405        $69,940
Ratio of Expenses to Average
   Net Assets(1)                                       0.30%           0.30%            0.30%         0.30%          0.30%
Ratio of Net Investment Income
   to Average Net Assets                               5.99%           5.01%            5.42%         5.47%          5.43%
Portfolio Turnover Rate(2)                            129.8%          106.6%            10.2%         79.2%         119.0%

-------------------------------------------

(1) Without the waiver of a portion of advisory, service agent and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .84%, .54%, .59%, .57%, and .48% for the fiscal periods ended December 31, 2000, 1999, 1998, 1997, and 1996, respectively.

(2)  Excludes security purchases with a maturity of less than one year.


                See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
     Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Security Valuation - Short-Term Portfolio: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry-forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At December 31, 2000, the Short-Term Portfolio had capital loss carry-forwards amounting to $854,279, $114,232, $40,211, $32,174 and $135,636 that expire in 2002,
     2004, 2005, 2007 and 2008, respectively. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio. At December 31, 2000, the Money Market Portfolio had capital loss carry-forwards amounting to $3,910 and $8,819 that expire in 2007 and 2008, respectively. These loss carry-forwards are available to offset possible future capital gains of the Money Market Portfolio.

     Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on December 31, 2000.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of December 31, 2000, and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     Government/REPO Portfolio and Money Market Portfolio - BlackRock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association, serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     Short-Term Portfolio - Neuberger Berman ("NB"), a Delaware Limited Liability Corporation, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays NB a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

     BCS Financial Services Corporation ("BCS") serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services, each Portfolio pays BCS a fee, computed daily and paid monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. In addition, BIMC serves as the Short-Term Portfolio service agent. PFPC Trust, BIMC and PFPC receive fees from the Fund for serving in these capacities.

     BIMC and NB have agreed contractually to reduce their advisory fees otherwise payable to them in 2000 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, NB waived $49,365 of such fees payable by the Short-Term Portfolio for the period ended December 31, 2000. BIMC voluntarily waived $81,406 of service agent fees and BCS voluntarily waived $4,686 of administrator fees payable by the Short-Term Portfolio during this period. In addition, BIMC voluntarily waived $2,329 and $380,730 of advisory fees and BCS voluntarily waived $689 and $81,846 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period.

D.   At December 31, 2000, net assets consisted of:

                                          Government/REPO    Money Market        Short-Term
                                             Portfolio         Portfolio          Portfolio
                                          ---------------    -------------      -------------
        Capital paid in ..............     $ 223,510,006     $ 315,436,590      $  17,525,285
        Accumulated realized loss on
          security transactions ......           -                 (12,729)        (1,176,532)
        Net unrealized appreciation of
          investments ................           -                 -                   69,706
                                           -------------     -------------      -------------
                                           $ 223,510,006     $ 315,423,861      $  16,418,459
                                           =============     =============      =============

E. Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were $16,169,022 and $26,296,707, respectively, and purchases and sales of U.S. Government securities were $7,949,166 and $7,558,459, respectively, for the period ended December 31, 2000.

F. On January 31, 2001, the Board of Trustees voted to discontinue offering the Short-Term Portfolio and to liquidate this portfolio effective February 28, 2001. Short-Term Portfolio PC holders of record at the close of business on February 28, 2001 will receive the proceeds of the liquidation.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Participation Certificate Holders and Trustees of
Plan Investment Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government/REPO Portfolio, the Money Market Portfolio, and the Short-Term Portfolio (constituting the Plan Investment Fund, Inc., hereafter referred to as the "Fund") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, PA
February 6, 2001

--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.

                                676 N. St. Clair
                             Chicago, Illinois 60611
                                 (312) 951-9841

                                    TRUSTEES
                                    --------

     EDWARD J. BARAN                       MARK A. ORLOFF
     President and                         Vice President and
       Chief Executive Officer               Deputy General Counsel
     Plan Investment Fund, Inc.            Blue Cross and Blue Shield
     BCS Financial Corporation               Association

     HOWARD F. BEACHAM III                 JED H. PITCHER
     President and                         Chairman of the Board and
       Chief Operating Officer               Chief Executive Officer
     Blue Cross and Blue Shield            Regence Blue Cross and Blue Shield
       of Central New York, Inc.             of Utah

     PHILLIP A. GOSS                       JOSEPH REICHARD
     Vice President                        Vice President, Treasury Services &
       Corporate Development                 Assistant Treasurer
     Blue Cross and Blue Shield            Highmark, Inc.
       of Illinois

     RONALD F. KING                        JAMES M. MEAD
     President and                         President and
       Chief Executive Officer               Chief Executive Officer
     Blue Cross and Blue Shield            Capital Blue Cross
       of Oklahoma




                               INVESTMENT ADVISORS
                               -------------------

GOVERNMENT/REPO PORTFOLIO                                 SHORT TERM PORTFOLIO
AND MONEY MARKET PORTFOLIO                                --------------------
--------------------------                                Neuberger Berman
BlackRock Institutional Management Corporation            New York, New York
Wilmington, Delaware